Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Performance Guarantee [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2024 and 2025
Performance Guarantee [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Outstanding letters of credit	$ 337,000,000	$ 396,000,000
Maximum potential liability under guarantees	646,000,000	667,000,000
Performance Guarantee [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Outstanding letters of credit	152,000,000	100,000,000
Performance Guarantee [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	157,000,000	171,000,000
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	603,000,000	625,000,000
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 43,000,000	$ 42,000,000